Risk management - Quantitative SICR thresholds (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of financial assets [line items]
Total ECL collective assessment	€ 1,501	€ 1,328
Upside scenario
Disclosure of financial assets [line items]
Total ECL collective assessment for performing assets	€ 1,159
Change in average threshold ratio	0.30%
Downside scenario
Disclosure of financial assets [line items]
Total ECL collective assessment for performing assets	€ 2,193
Change in average threshold ratio	(1.60%)
Mortgages | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.9
Mortgages | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.4	2.4
Consumer lending | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.8
Consumer lending | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.3	2.1
Business lending | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.7	2.7
Business lending | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.0	2.1
Governments and financial institutions | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.9
Governments and financial institutions | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	1.8	1.9
Other Wholesale Banking | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.7	2.7
Other Wholesale Banking | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	1.9	1.9